FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 9,777	£ 6,285
Loans and Advances	498,247	488,008
Gross drawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 9,777	£ 6,180
Gross drawn exposures [member] | CMS 1-10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Gross drawn exposures [member] | CMS 1-10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Gross drawn exposures [member] | CMS 11-14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		£ 105
Gross drawn exposures [member] | CMS 11-14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Gross drawn exposures [member] | CMS 11-14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Gross drawn exposures [member] | CMS 15-18 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Gross drawn exposures [member] | CMS 15-18 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Gross drawn exposures [member] | CMS 19 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Gross drawn exposures [member] | CMS 19 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Gross drawn exposures [member] | CMS 20-23 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Gross drawn exposures [member] | CMS 20-23 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 2	£ 2
Loans and Advances	3,259	3,150
Expected credit losses in respect of drawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 2	£ 2
Expected credit losses in respect of drawn exposures [member] | CMS 1-10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Expected credit losses in respect of drawn exposures [member] | CMS 1-10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Expected credit losses in respect of drawn exposures [member] | CMS 11-14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Expected credit losses in respect of drawn exposures [member] | CMS 11-14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Expected credit losses in respect of drawn exposures [member] | CMS 15-18 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Expected credit losses in respect of drawn exposures [member] | CMS 15-18 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Expected credit losses in respect of drawn exposures [member] | CMS 19 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Expected credit losses in respect of drawn exposures [member] | CMS 19 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Expected credit losses in respect of drawn exposures [member] | CMS 20-23 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Expected credit losses in respect of drawn exposures [member] | CMS 20-23 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 133,553	£ 135,098
Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	177	193
Retail - Mortgages [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	289,198	288,235
Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 270,522	£ 268,524
Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 1-6 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 1-6 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 2,067	£ 1,766
Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 7-9 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 7-9 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 414	£ 262
Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 975	£ 899
Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 11-13 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 11-13 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 15,220	£ 16,784
Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 568	£ 459
Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 206	£ 178
Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 39	£ 34
Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 7-9 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 7-9 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 13	£ 9
Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 46	£ 42
Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 11-13 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 11-13 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 264	£ 196
Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [Member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 12,393	£ 12,141
Retail - Mortgages [Member] | Gross undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 12,304	£ 12,043
Retail - Mortgages [Member] | Gross undrawn exposures [member] | RMS 1-6 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Mortgages [Member] | Gross undrawn exposures [member] | RMS 1-6 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Mortgages [Member] | Gross undrawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 2	£ 3
Retail - Mortgages [Member] | Gross undrawn exposures [member] | RMS 7-9 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Mortgages [Member] | Gross undrawn exposures [member] | RMS 7-9 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Mortgages [Member] | Gross undrawn exposures [member] | RMS 10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Mortgages [Member] | Gross undrawn exposures [member] | RMS 10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Mortgages [Member] | Gross undrawn exposures [member] | RMS 11-13 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Mortgages [Member] | Gross undrawn exposures [member] | RMS 11-13 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Mortgages [Member] | Gross undrawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 87	£ 95
Retail - Mortgages [Member] | Gross undrawn exposures [member] | RMS 14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [Member] | Gross undrawn exposures [member] | RMS 14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [Member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 1	£ 1
Retail - Mortgages [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 1	£ 1
Retail - Mortgages [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Mortgages [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Mortgages [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 7-9 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Mortgages [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 7-9 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Mortgages [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Mortgages [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Mortgages [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 11-13 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Mortgages [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 11-13 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Mortgages [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Mortgages [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - unsecured [member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 28,411	£ 28,115
Retail - unsecured [member] | Gross drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 23,249	£ 23,442
Retail - unsecured [member] | Gross drawn exposures [member] | RMS 1-6 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - unsecured [member] | Gross drawn exposures [member] | RMS 1-6 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - unsecured [member] | Gross drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 3,595	£ 2,845
Retail - unsecured [member] | Gross drawn exposures [member] | RMS 7-9 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - unsecured [member] | Gross drawn exposures [member] | RMS 7-9 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - unsecured [member] | Gross drawn exposures [member] | RMS 10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 265	£ 239
Retail - unsecured [member] | Gross drawn exposures [member] | RMS 10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - unsecured [member] | Gross drawn exposures [member] | RMS 10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - unsecured [member] | Gross drawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 624	£ 886
Retail - unsecured [member] | Gross drawn exposures [member] | RMS 11-13 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - unsecured [member] | Gross drawn exposures [member] | RMS 11-13 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - unsecured [member] | Gross drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 678	£ 703
Retail - unsecured [member] | Gross drawn exposures [member] | RMS 14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - unsecured [member] | Gross drawn exposures [member] | RMS 14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 895	£ 756
Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 230	£ 180
Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 195	£ 140
Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 7-9 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 7-9 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 41	£ 33
Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 196	£ 175
Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 11-13 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 11-13 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 233	£ 228
Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - unsecured [member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 63,447	£ 59,917
Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 62,639	£ 59,244
Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 1-6 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 1-6 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 607	£ 546
Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 7-9 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 7-9 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 44	£ 37
Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 74	£ 54
Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 11-13 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 11-13 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 83	£ 36
Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 112	£ 139
Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 80	£ 111
Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 14	£ 15
Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 7-9 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 7-9 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 3	£ 3
Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 15	£ 10
Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 11-13 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 11-13 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - UK Motor Finance [member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 15,976	£ 14,933
Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 14,865	£ 13,872
Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 1-6 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 1-6 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 682	£ 619
Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 7-9 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 7-9 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 99	£ 111
Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 180	£ 202
Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 11-13 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 11-13 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 150	£ 129
Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 385	£ 278
Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 233	£ 133
Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 25	£ 21
Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 7-9 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 7-9 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 10	£ 11
Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 33	£ 35
Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 11-13 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 11-13 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 84	£ 78
Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - UK Motor Finance [member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 1,378	£ 1,706
Retail - UK Motor Finance [member] | Gross undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 1,181	£ 1,565
Retail - UK Motor Finance [member] | Gross undrawn exposures [member] | RMS 1-6 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - UK Motor Finance [member] | Gross undrawn exposures [member] | RMS 1-6 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - UK Motor Finance [member] | Gross undrawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 197	£ 141
Retail - UK Motor Finance [member] | Gross undrawn exposures [member] | RMS 7-9 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - UK Motor Finance [member] | Gross undrawn exposures [member] | RMS 7-9 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - UK Motor Finance [member] | Gross undrawn exposures [member] | RMS 10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - UK Motor Finance [member] | Gross undrawn exposures [member] | RMS 10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - UK Motor Finance [member] | Gross undrawn exposures [member] | RMS 11-13 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - UK Motor Finance [member] | Gross undrawn exposures [member] | RMS 11-13 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - UK Motor Finance [member] | Gross undrawn exposures [member] | RMS 14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - UK Motor Finance [member] | Gross undrawn exposures [member] | RMS 14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - UK Motor Finance [member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 2	£ 2
Retail - UK Motor Finance [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 2	£ 2
Retail - UK Motor Finance [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - UK Motor Finance [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - UK Motor Finance [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 7-9 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - UK Motor Finance [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 7-9 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - UK Motor Finance [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - UK Motor Finance [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - UK Motor Finance [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 11-13 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - UK Motor Finance [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 11-13 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - UK Motor Finance [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - UK Motor Finance [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 10,633	£ 10,399
Retail - Other [Member] | Gross drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 9,910	£ 9,737
Retail - Other [Member] | Gross drawn exposures [member] | RMS 1-6 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Other [Member] | Gross drawn exposures [member] | RMS 1-6 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Other [Member] | Gross drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 409	£ 256
Retail - Other [Member] | Gross drawn exposures [member] | RMS 7-9 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Other [Member] | Gross drawn exposures [member] | RMS 7-9 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Other [Member] | Gross drawn exposures [member] | RMS 10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 7	£ 7
Retail - Other [Member] | Gross drawn exposures [member] | RMS 10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Other [Member] | Gross drawn exposures [member] | RMS 10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Other [Member] | Gross drawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 157	£ 234
Retail - Other [Member] | Gross drawn exposures [member] | RMS 11-13 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Other [Member] | Gross drawn exposures [member] | RMS 11-13 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Other [Member] | Gross drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 150	£ 165
Retail - Other [Member] | Gross drawn exposures [member] | RMS 14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [Member] | Gross drawn exposures [member] | RMS 14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 113	£ 120
Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 34	£ 55
Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 27	£ 4
Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 7-9 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 7-9 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 1	£ 1
Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 11-13 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 11-13 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 51	£ 60
Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [Member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 1,305	£ 1,791
Retail - Other [Member] | Gross undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 1,240	£ 1,428
Retail - Other [Member] | Gross undrawn exposures [member] | RMS 1-6 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Other [Member] | Gross undrawn exposures [member] | RMS 1-6 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Other [Member] | Gross undrawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 62
Retail - Other [Member] | Gross undrawn exposures [member] | RMS 7-9 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Other [Member] | Gross undrawn exposures [member] | RMS 7-9 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Other [Member] | Gross undrawn exposures [member] | RMS 10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Other [Member] | Gross undrawn exposures [member] | RMS 10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Other [Member] | Gross undrawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		£ 360
Retail - Other [Member] | Gross undrawn exposures [member] | RMS 11-13 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Other [Member] | Gross undrawn exposures [member] | RMS 11-13 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Other [Member] | Gross undrawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 3	£ 3
Retail - Other [Member] | Gross undrawn exposures [member] | RMS 14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [Member] | Gross undrawn exposures [member] | RMS 14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [Member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 14	£ 13
Retail - Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 11	£ 13
Retail - Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Retail - Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Retail - Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 3
Retail - Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 7-9 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Retail - Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 7-9 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Retail - Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Retail - Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Retail - Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 11-13 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Retail - Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 11-13 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Retail - Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail - Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Retail [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 344,218	£ 341,682
Retail [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1,961	1,613
Retail [Member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	78,523	75,555
Retail [Member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	129	155
Commercial [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	96,763	101,824
Commercial [Member] | Gross drawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 60,259	£ 65,189
Commercial [Member] | Gross drawn exposures [member] | CMS 1-10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Commercial [Member] | Gross drawn exposures [member] | CMS 1-10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Commercial [Member] | Gross drawn exposures [member] | CMS 11-14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 27,960	£ 28,922
Commercial [Member] | Gross drawn exposures [member] | CMS 11-14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Commercial [Member] | Gross drawn exposures [member] | CMS 11-14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Commercial [Member] | Gross drawn exposures [member] | CMS 15-18 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 4,928	£ 4,429
Commercial [Member] | Gross drawn exposures [member] | CMS 15-18 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Commercial [Member] | Gross drawn exposures [member] | CMS 15-18 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Commercial [Member] | Gross drawn exposures [member] | CMS 19 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 169	£ 54
Commercial [Member] | Gross drawn exposures [member] | CMS 19 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Commercial [Member] | Gross drawn exposures [member] | CMS 19 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Commercial [Member] | Gross drawn exposures [member] | CMS 20-23 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 3,447	£ 3,230
Commercial [Member] | Gross drawn exposures [member] | CMS 20-23 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [Member] | Gross drawn exposures [member] | CMS 20-23 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 1,265	£ 1,449
Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 34	£ 33
Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 1-10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 1-10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 11-14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 87	£ 136
Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 11-14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 11-14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 15-18 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 187	£ 242
Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 15-18 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 15-18 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 19 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 16	£ 7
Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 19 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 19 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 20-23 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 941	£ 1,031
Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 20-23 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 20-23 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [Member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 54,400	£ 59,297
Commercial [Member] | Gross undrawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 47,783	£ 51,632
Commercial [Member] | Gross undrawn exposures [member] | CMS 1-10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Commercial [Member] | Gross undrawn exposures [member] | CMS 1-10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Commercial [Member] | Gross undrawn exposures [member] | CMS 11-14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 5,984	£ 7,194
Commercial [Member] | Gross undrawn exposures [member] | CMS 11-14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Commercial [Member] | Gross undrawn exposures [member] | CMS 11-14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Commercial [Member] | Gross undrawn exposures [member] | CMS 15-18 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 585	£ 423
Commercial [Member] | Gross undrawn exposures [member] | CMS 15-18 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Commercial [Member] | Gross undrawn exposures [member] | CMS 15-18 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Commercial [Member] | Gross undrawn exposures [member] | CMS 19 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 43	£ 42
Commercial [Member] | Gross undrawn exposures [member] | CMS 19 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Commercial [Member] | Gross undrawn exposures [member] | CMS 19 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Commercial [Member] | Gross undrawn exposures [member] | CMS 20-23 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 5	£ 6
Commercial [Member] | Gross undrawn exposures [member] | CMS 20-23 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [Member] | Gross undrawn exposures [member] | CMS 20-23 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [Member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 48	£ 37
Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 11	£ 9
Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 1-10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 1-10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 11-14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 16	£ 14
Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 11-14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 11-14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 15-18 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 14	£ 6
Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 15-18 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 15-18 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 19 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 2	£ 2
Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 19 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 19 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 20-23 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 5	£ 6
Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 20-23 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 20-23 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 57,266	£ 44,502
Other [Member] | Gross drawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 56,356	£ 43,565
Other [Member] | Gross drawn exposures [member] | CMS 1-10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [Member] | Gross drawn exposures [member] | CMS 1-10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Other [Member] | Gross drawn exposures [member] | CMS 11-14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		£ 6
Other [Member] | Gross drawn exposures [member] | CMS 11-14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Other [Member] | Gross drawn exposures [member] | CMS 11-14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Other [Member] | Gross drawn exposures [member] | CMS 15-18 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Other [Member] | Gross drawn exposures [member] | CMS 15-18 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [Member] | Gross drawn exposures [member] | CMS 19 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [Member] | Gross drawn exposures [member] | CMS 19 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [Member] | Gross drawn exposures [member] | CMS 20-23 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		£ 66
Other [Member] | Gross drawn exposures [member] | CMS 20-23 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [Member] | Gross drawn exposures [member] | CMS 20-23 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [Member] | Gross drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 786	£ 810
Other [Member] | Gross drawn exposures [member] | RMS 1-6 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [Member] | Gross drawn exposures [member] | RMS 1-6 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Other [Member] | Gross drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 40
Other [Member] | Gross drawn exposures [member] | RMS 7-9 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Other [Member] | Gross drawn exposures [member] | RMS 7-9 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Other [Member] | Gross drawn exposures [member] | RMS 10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Other [Member] | Gross drawn exposures [member] | RMS 10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [Member] | Gross drawn exposures [member] | RMS 11-13 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [Member] | Gross drawn exposures [member] | RMS 11-13 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [Member] | Gross drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 84	£ 55
Other [Member] | Gross drawn exposures [member] | RMS 14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [Member] | Gross drawn exposures [member] | RMS 14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [Member] | Gross drawn exposures [member] | RMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 910	£ 865
Other [Member] | Gross drawn exposures [member] | CMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	56,356	43,637
Other [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	33	£ 88
Other [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 10
Other [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 1-10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 1-10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Other [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 11-14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		£ 6
Other [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 11-14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Other [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 11-14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Other [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 15-18 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Other [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 15-18 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 19 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 19 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 20-23 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		£ 27
Other [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 20-23 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 20-23 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 7	£ 44
Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 7-9 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 7-9 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 11-13 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 11-13 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 16	£ 11
Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 23	£ 55
Other [Member] | Expected credit losses in respect of drawn exposures [member] | CMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	10	33
Other [Member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	630	£ 246
Other [Member] | Gross undrawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 391
Other [Member] | Gross undrawn exposures [member] | CMS 1-10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [Member] | Gross undrawn exposures [member] | CMS 1-10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Other [Member] | Gross undrawn exposures [member] | CMS 11-14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Other [Member] | Gross undrawn exposures [member] | CMS 11-14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Other [Member] | Gross undrawn exposures [member] | CMS 15-18 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Other [Member] | Gross undrawn exposures [member] | CMS 15-18 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [Member] | Gross undrawn exposures [member] | CMS 19 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [Member] | Gross undrawn exposures [member] | CMS 19 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [Member] | Gross undrawn exposures [member] | CMS 20-23 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [Member] | Gross undrawn exposures [member] | CMS 20-23 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [Member] | Gross undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 239	£ 246
Other [Member] | Gross undrawn exposures [member] | RMS 1-6 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [Member] | Gross undrawn exposures [member] | RMS 1-6 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Other [Member] | Gross undrawn exposures [member] | RMS 7-9 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Other [Member] | Gross undrawn exposures [member] | RMS 7-9 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Other [Member] | Gross undrawn exposures [member] | RMS 10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Other [Member] | Gross undrawn exposures [member] | RMS 10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [Member] | Gross undrawn exposures [member] | RMS 11-13 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [Member] | Gross undrawn exposures [member] | RMS 11-13 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [Member] | Gross undrawn exposures [member] | RMS 14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [Member] | Gross undrawn exposures [member] | RMS 14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [Member] | Gross undrawn exposures [member] | RMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 239	£ 246
Other [Member] | Gross undrawn exposures [member] | CMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 391
Other [Member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		£ 1
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 1-10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 1-10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.50%	0.50%
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 11-14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.51%	0.51%
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 11-14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.00%	3.00%
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 15-18 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	3.01%	3.01%
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 15-18 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 19 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 19 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 20-23 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 20-23 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		£ 1
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	0.00%	0.00%
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.50%	4.50%
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 7-9 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	4.51%	4.51%
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 7-9 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.00%	14.00%
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 10 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	14.01%	14.01%
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 10 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.00%	20.00%
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 11-13 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	20.01%	20.01%
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 11-13 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	99.99%	99.99%
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 14 [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 14 [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Probability of Default	100.00%	100.00%
Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		£ 1
Stage 1 [member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 9,777	6,282
Loans and Advances	449,975	441,531
Stage 1 [member] | Gross drawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	9,777	6,177
Stage 1 [member] | Gross drawn exposures [member] | CMS 11-14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		105
Stage 1 [member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	2	2
Loans and Advances	675	525
Stage 1 [member] | Expected credit losses in respect of drawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	2	2
Stage 1 [member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	129,634	131,846
Stage 1 [member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	95	123
Stage 1 [member] | Retail - Mortgages [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	257,043	257,797
Stage 1 [member] | Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	257,028	257,740
Stage 1 [member] | Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	15	57
Stage 1 [member] | Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	23	37
Stage 1 [member] | Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	23	37
Stage 1 [member] | Retail - Mortgages [Member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	12,243	12,026
Stage 1 [member] | Retail - Mortgages [Member] | Gross undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	12,242	12,024
Stage 1 [member] | Retail - Mortgages [Member] | Gross undrawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1	2
Stage 1 [member] | Retail - Mortgages [Member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1	1
Stage 1 [member] | Retail - Mortgages [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1	1
Stage 1 [member] | Retail - unsecured [member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	24,921	24,705
Stage 1 [member] | Retail - unsecured [member] | Gross drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	22,151	22,363
Stage 1 [member] | Retail - unsecured [member] | Gross drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	2,676	2,071
Stage 1 [member] | Retail - unsecured [member] | Gross drawn exposures [member] | RMS 10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	76	72
Stage 1 [member] | Retail - unsecured [member] | Gross drawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	18	199
Stage 1 [member] | Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	301	199
Stage 1 [member] | Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	188	135
Stage 1 [member] | Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	103	57
Stage 1 [member] | Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	7	4
Stage 1 [member] | Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	3	3
Stage 1 [member] | Retail - unsecured [member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	61,048	57,837
Stage 1 [member] | Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	60,653	57,433
Stage 1 [member] | Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	389	391
Stage 1 [member] | Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	5	10
Stage 1 [member] | Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1	3
Stage 1 [member] | Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	62	90
Stage 1 [member] | Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	56	85
Stage 1 [member] | Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	6	5
Stage 1 [member] | Retail - UK Motor Finance [member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	13,884	13,224
Stage 1 [member] | Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	13,568	12,918
Stage 1 [member] | Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	314	301
Stage 1 [member] | Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	2	5
Stage 1 [member] | Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	214	121
Stage 1 [member] | Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	203	114
Stage 1 [member] | Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	10	6
Stage 1 [member] | Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1	1
Stage 1 [member] | Retail - UK Motor Finance [member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1,374	1,706
Stage 1 [member] | Retail - UK Motor Finance [member] | Gross undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1,181	1,565
Stage 1 [member] | Retail - UK Motor Finance [member] | Gross undrawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	193	141
Stage 1 [member] | Retail - UK Motor Finance [member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	2	2
Stage 1 [member] | Retail - UK Motor Finance [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	2	2
Stage 1 [member] | Retail - Other [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	9,654	9,434
Stage 1 [member] | Retail - Other [Member] | Gross drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	9,520	9,033
Stage 1 [member] | Retail - Other [Member] | Gross drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		190
Stage 1 [member] | Retail - Other [Member] | Gross drawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	134	211
Stage 1 [member] | Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	25	32
Stage 1 [member] | Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	25	30
Stage 1 [member] | Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		2
Stage 1 [member] | Retail - Other [Member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1,240	1,741
Stage 1 [member] | Retail - Other [Member] | Gross undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1,240	1,381
Stage 1 [member] | Retail - Other [Member] | Gross undrawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		360
Stage 1 [member] | Retail - Other [Member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	11	11
Stage 1 [member] | Retail - Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	11	11
Stage 1 [member] | Retail [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	305,502	305,160
Stage 1 [member] | Retail [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	563	389
Stage 1 [member] | Retail [Member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	75,905	73,310
Stage 1 [member] | Retail [Member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	76	104
Stage 1 [member] | Commercial [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	87,323	92,002
Stage 1 [member] | Commercial [Member] | Gross drawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	59,880	65,089
Stage 1 [member] | Commercial [Member] | Gross drawn exposures [member] | CMS 11-14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	25,638	25,472
Stage 1 [member] | Commercial [Member] | Gross drawn exposures [member] | CMS 15-18 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1,805	1,441
Stage 1 [member] | Commercial [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	96	93
Stage 1 [member] | Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	33	32
Stage 1 [member] | Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 11-14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	50	50
Stage 1 [member] | Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 15-18 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	13	11
Stage 1 [member] | Commercial [Member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	53,099	58,290
Stage 1 [member] | Commercial [Member] | Gross undrawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	47,707	51,632
Stage 1 [member] | Commercial [Member] | Gross undrawn exposures [member] | CMS 11-14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	5,134	6,501
Stage 1 [member] | Commercial [Member] | Gross undrawn exposures [member] | CMS 15-18 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	258	126
Stage 1 [member] | Commercial [Member] | Gross undrawn exposures [member] | CMS 19 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		31
Stage 1 [member] | Commercial [Member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	19	18
Stage 1 [member] | Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	11	9
Stage 1 [member] | Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 11-14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	7	7
Stage 1 [member] | Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 15-18 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1	1
Stage 1 [member] | Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 19 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		1
Stage 1 [member] | Other [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	57,150	44,369
Stage 1 [member] | Other [Member] | Gross drawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	56,356	43,565
Stage 1 [member] | Other [Member] | Gross drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	754	804
Stage 1 [member] | Other [Member] | Gross drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	40
Stage 1 [member] | Other [Member] | Gross drawn exposures [member] | RMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	794	804
Stage 1 [member] | Other [Member] | Gross drawn exposures [member] | CMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	56,356	43,565
Stage 1 [member] | Other [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	16	43
Stage 1 [member] | Other [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	10
Stage 1 [member] | Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	6	43
Stage 1 [member] | Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	6	43
Stage 1 [member] | Other [Member] | Expected credit losses in respect of drawn exposures [member] | CMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	10
Stage 1 [member] | Other [Member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	630	246
Stage 1 [member] | Other [Member] | Gross undrawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	391
Stage 1 [member] | Other [Member] | Gross undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	239	246
Stage 1 [member] | Other [Member] | Gross undrawn exposures [member] | RMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	239	246
Stage 1 [member] | Other [Member] | Gross undrawn exposures [member] | CMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	391
Stage 1 [member] | Other [Member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		1
Stage 1 [member] | Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		1
Stage 1 [member] | Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		1
Stage 2 [member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		3
Loans and Advances	28,543	25,345
Stage 2 [member] | Gross drawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		3
Stage 2 [member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	995	994
Stage 2 [member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	3,741	3,112
Stage 2 [member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	77	64
Stage 2 [member] | Retail - Mortgages [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	16,935	13,654
Stage 2 [member] | Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	13,494	10,784
Stage 2 [member] | Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	2,052	1,709
Stage 2 [member] | Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	414	262
Stage 2 [member] | Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	975	899
Stage 2 [member] | Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	281	226
Stage 2 [member] | Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	183	141
Stage 2 [member] | Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	39	34
Stage 2 [member] | Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	13	9
Stage 2 [member] | Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	46	42
Stage 2 [member] | Retail - Mortgages [Member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	63	20
Stage 2 [member] | Retail - Mortgages [Member] | Gross undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	62	19
Stage 2 [member] | Retail - Mortgages [Member] | Gross undrawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1	1
Stage 2 [member] | Retail - unsecured [member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	2,812	2,707
Stage 2 [member] | Retail - unsecured [member] | Gross drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1,098	1,079
Stage 2 [member] | Retail - unsecured [member] | Gross drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	919	774
Stage 2 [member] | Retail - unsecured [member] | Gross drawn exposures [member] | RMS 10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	189	167
Stage 2 [member] | Retail - unsecured [member] | Gross drawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	606	687
Stage 2 [member] | Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	361	329
Stage 2 [member] | Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	42	45
Stage 2 [member] | Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	92	83
Stage 2 [member] | Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	34	29
Stage 2 [member] | Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	193	172
Stage 2 [member] | Retail - unsecured [member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	2,316	2,044
Stage 2 [member] | Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1,986	1,811
Stage 2 [member] | Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	218	155
Stage 2 [member] | Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	39	27
Stage 2 [member] | Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	73	51
Stage 2 [member] | Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	50	49
Stage 2 [member] | Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	24	26
Stage 2 [member] | Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	8	10
Stage 2 [member] | Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	3	3
Stage 2 [member] | Retail - unsecured [member] | Expected credit losses in respect of undrawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	15	10
Stage 2 [member] | Retail - UK Motor Finance [member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1,942	1,580
Stage 2 [member] | Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1,297	954
Stage 2 [member] | Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	368	318
Stage 2 [member] | Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	99	111
Stage 2 [member] | Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	178	197
Stage 2 [member] | Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	87	79
Stage 2 [member] | Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	30	19
Stage 2 [member] | Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	15	15
Stage 2 [member] | Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	10	11
Stage 2 [member] | Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	32	34
Stage 2 [member] | Retail - UK Motor Finance [member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	4
Stage 2 [member] | Retail - UK Motor Finance [member] | Gross undrawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	4
Stage 2 [member] | Retail - Other [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	829	800
Stage 2 [member] | Retail - Other [Member] | Gross drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	390	704
Stage 2 [member] | Retail - Other [Member] | Gross drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	409	66
Stage 2 [member] | Retail - Other [Member] | Gross drawn exposures [member] | RMS 10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	7	7
Stage 2 [member] | Retail - Other [Member] | Gross drawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	23	23
Stage 2 [member] | Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	37	28
Stage 2 [member] | Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	9	25
Stage 2 [member] | Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	27	2
Stage 2 [member] | Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 11-13 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1	1
Stage 2 [member] | Retail - Other [Member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	62	47
Stage 2 [member] | Retail - Other [Member] | Gross undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		47
Stage 2 [member] | Retail - Other [Member] | Gross undrawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	62
Stage 2 [member] | Retail - Other [Member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	3	2
Stage 2 [member] | Retail - Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		2
Stage 2 [member] | Retail - Other [Member] | Expected credit losses in respect of undrawn exposures [member] | RMS 7-9 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	3
Stage 2 [member] | Retail [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	22,518	18,741
Stage 2 [member] | Retail [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	766	662
Stage 2 [member] | Retail [Member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	2,445	2,111
Stage 2 [member] | Retail [Member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	53	51
Stage 2 [member] | Commercial [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	5,993	6,592
Stage 2 [member] | Commercial [Member] | Gross drawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	379	100
Stage 2 [member] | Commercial [Member] | Gross drawn exposures [member] | CMS 11-14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	2,322	3,450
Stage 2 [member] | Commercial [Member] | Gross drawn exposures [member] | CMS 15-18 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	3,123	2,988
Stage 2 [member] | Commercial [Member] | Gross drawn exposures [member] | CMS 19 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	169	54
Stage 2 [member] | Commercial [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	228	325
Stage 2 [member] | Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1	1
Stage 2 [member] | Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 11-14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	37	86
Stage 2 [member] | Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 15-18 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	174	231
Stage 2 [member] | Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 19 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	16	7
Stage 2 [member] | Commercial [Member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1,296	1,001
Stage 2 [member] | Commercial [Member] | Gross undrawn exposures [member] | CMS 1-10 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	76
Stage 2 [member] | Commercial [Member] | Gross undrawn exposures [member] | CMS 11-14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	850	693
Stage 2 [member] | Commercial [Member] | Gross undrawn exposures [member] | CMS 15-18 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	327	297
Stage 2 [member] | Commercial [Member] | Gross undrawn exposures [member] | CMS 19 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	43	11
Stage 2 [member] | Commercial [Member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	24	13
Stage 2 [member] | Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 11-14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	9	7
Stage 2 [member] | Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 15-18 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	13	5
Stage 2 [member] | Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 19 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	2	1
Stage 2 [member] | Other [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	32	12
Stage 2 [member] | Other [Member] | Gross drawn exposures [member] | CMS 11-14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		6
Stage 2 [member] | Other [Member] | Gross drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	32	6
Stage 2 [member] | Other [Member] | Gross drawn exposures [member] | RMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	32	6
Stage 2 [member] | Other [Member] | Gross drawn exposures [member] | CMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		6
Stage 2 [member] | Other [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1	7
Stage 2 [member] | Other [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 11-14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		6
Stage 2 [member] | Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 1-6 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1	1
Stage 2 [member] | Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1	1
Stage 2 [member] | Other [Member] | Expected credit losses in respect of drawn exposures [member] | CMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		6
Stage 3 [member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	6,015	5,741
Stage 3 [member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1,447	1,553
Stage 3 [member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	99	50
Stage 3 [member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	5	6
Stage 3 [member] | Retail - Mortgages [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1,506	1,393
Stage 3 [member] | Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	1,506	1,393
Stage 3 [member] | Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	122	118
Stage 3 [member] | Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	122	118
Stage 3 [member] | Retail - Mortgages [Member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	8	5
Stage 3 [member] | Retail - Mortgages [Member] | Gross undrawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	8	5
Stage 3 [member] | Retail - unsecured [member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	678	703
Stage 3 [member] | Retail - unsecured [member] | Gross drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	678	703
Stage 3 [member] | Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	233	228
Stage 3 [member] | Retail - unsecured [member] | Expected credit losses in respect of drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	233	228
Stage 3 [member] | Retail - unsecured [member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	83	36
Stage 3 [member] | Retail - unsecured [member] | Gross undrawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	83	36
Stage 3 [member] | Retail - UK Motor Finance [member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	150	129
Stage 3 [member] | Retail - UK Motor Finance [member] | Gross drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	150	129
Stage 3 [member] | Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	84	78
Stage 3 [member] | Retail - UK Motor Finance [member] | Expected credit losses in respect of drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	84	78
Stage 3 [member] | Retail - Other [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	150	165
Stage 3 [member] | Retail - Other [Member] | Gross drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	150	165
Stage 3 [member] | Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	51	60
Stage 3 [member] | Retail - Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	51	60
Stage 3 [member] | Retail - Other [Member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	3	3
Stage 3 [member] | Retail - Other [Member] | Gross undrawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	3	3
Stage 3 [member] | Retail [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	2,484	2,390
Stage 3 [member] | Retail [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	490	484
Stage 3 [member] | Retail [Member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	94	44
Stage 3 [member] | Commercial [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	3,447	3,230
Stage 3 [member] | Commercial [Member] | Gross drawn exposures [member] | CMS 20-23 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	3,447	3,230
Stage 3 [member] | Commercial [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	941	1,031
Stage 3 [member] | Commercial [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 20-23 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	941	1,031
Stage 3 [member] | Commercial [Member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	5	6
Stage 3 [member] | Commercial [Member] | Gross undrawn exposures [member] | CMS 20-23 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	5	6
Stage 3 [member] | Commercial [Member] | Expected credit losses in respect of undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	5	6
Stage 3 [member] | Commercial [Member] | Expected credit losses in respect of undrawn exposures [member] | CMS 20-23 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	5	6
Stage 3 [member] | Other [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	84	121
Stage 3 [member] | Other [Member] | Gross drawn exposures [member] | CMS 20-23 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		66
Stage 3 [member] | Other [Member] | Gross drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	84	55
Stage 3 [member] | Other [Member] | Gross drawn exposures [member] | RMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	84	55
Stage 3 [member] | Other [Member] | Gross drawn exposures [member] | CMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		66
Stage 3 [member] | Other [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	16	38
Stage 3 [member] | Other [Member] | Expected credit losses in respect of drawn exposures [member] | CMS 20-23 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		27
Stage 3 [member] | Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	16	11
Stage 3 [member] | Other [Member] | Expected credit losses in respect of drawn exposures [member] | RMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	16	11
Stage 3 [member] | Other [Member] | Expected credit losses in respect of drawn exposures [member] | CMS [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances		27
Purchased or originated credit-impaired [member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	13,714	15,391
Purchased or originated credit-impaired [member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	142	78
Purchased or originated credit-impaired [member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	79	90
Purchased or originated credit-impaired [member] | Retail - Mortgages [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	13,714	15,391
Purchased or originated credit-impaired [member] | Retail - Mortgages [Member] | Gross drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	13,714	15,391
Purchased or originated credit-impaired [member] | Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	142	78
Purchased or originated credit-impaired [member] | Retail - Mortgages [Member] | Expected credit losses in respect of drawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	142	78
Purchased or originated credit-impaired [member] | Retail - Mortgages [Member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	79	90
Purchased or originated credit-impaired [member] | Retail - Mortgages [Member] | Gross undrawn exposures [member] | RMS 14 [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	79	90
Purchased or originated credit-impaired [member] | Retail [Member] | Gross drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	13,714	15,391
Purchased or originated credit-impaired [member] | Retail [Member] | Expected credit losses in respect of drawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	142	78
Purchased or originated credit-impaired [member] | Retail [Member] | Gross undrawn exposures [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Credit Quality of Assets [Line Items]
Loans and Advances	£ 79	£ 90